1933 Act File No. 33-38550
1940 Act File No. 811-6269

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 14 and/or	[ X ]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 13	[ X ]

CASH TRUST SERIES II

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
1001 Liberty Avenue
Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on July 31, 2000 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a) (i)
[ ]	on pursuant to paragraph (a) (i)
[ ]	75 days after filing pursuant to paragraph (a)(ii)
[ ]	on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

       This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Copies to:

Matthew J. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, D.C. 20037

Robert J. Zutz, Esquire
Kirkpatrick & Lockhart, LLP
1800 Massachusetts Avenue, N.W.
Washington, D.C. 20036

PROSPECTUS

Municipal Cash Series II

A Portfolio of Cash Trust Series II

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A money market mutual fund seeking current income exempt from federal regular income tax consistent with stability of principal by investing in a portfolio of short-term, high-quality tax exempt securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JULY 31, 2000

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CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the
Fund Invests? 5

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What are the Specific Risks of Investing in the Fund? 6

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What Do Shares Cost? 6

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How is the Fund Sold? 7

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How to Purchase Shares 7

How to Redeem Shares 8

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Account and Share Information 11

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Who Manages the Fund? 12

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Financial Information 12

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Independent Auditors' Report 30

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

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The Fund's investment objective is current income exempt from federal regular income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests in a portfolio of short-term, high-quality tax exempt securities. At least 80% of the Fund's annual interest income will be exempt from federal regular income tax. Interest from the Fund's investments may be subject to the alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

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Historically, the Fund has maintained a constant $1.00 NAV per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

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The Fund's shares are sold without a sales charge (load). The total returns displayed above are based on NAV.

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The Fund's total return for the six-month period from January 1, 2000 to June 30, 2000 was 1.73%.

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Within the period shown in the Chart, the Fund's highest quarterly return was 0.90% (quarter ended June 30, 1995). Its lowest quarterly return was 0.45% (quarter ended March 31, 1994).

Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999.

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Calendar Period	Fund
1 Year	2.77%
5 Years	3.04%
Start of Performance[1]	2.94%

1 The Fund's start of performance date was February 13, 1991.

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The Fund's 7-Day Net Yield as of December 31, 1999 was 3.94%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

MUNICIPAL CASH SERIES II

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price).	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	0.20%
Shareholder Services Fee	None
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.87%
1 Although not contractually obligated to do so, the adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2000.
Total Waiver of Fund Expenses	0.06%
Total Actual Annual Fund Operating Expenses (after waiver)	0.81%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.44% for the fiscal year ended May 31, 2000.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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1 Year	$	89

3 Years	$	278

5 Years	$	482

10 Years	$	1,073

What are the Fund's Investment Strategies?

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The Fund invests in a portfolio of short-term, high-quality tax exempt securities. At least 80% of the Fund's annual interest income will be exempt from federal regular income tax. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

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The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

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Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

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Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Investment Ratings

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The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

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What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

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Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investor Services, Inc. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

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INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

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A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $25,000. The required minimum subsequent investment amount is $500.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers and broker/dealers, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

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When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

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How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

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You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

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An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

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Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

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BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

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BY AUTOMATED CLEARING HOUSE (ACH)

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Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate section of the New Account Form.

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How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

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You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

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FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 30.

Year Ended May 31	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	3.14%	2.76%	3.09%	2.96%	3.22%

Ratios to Average Net Assets:

Expenses	0.81%	0.81%	0.81%	0.79%	0.79%

Net investment income	3.12%	2.72%	3.03%	2.93%	3.17%

Expense waiver/reimbursement[2]	0.06%	0.07%	0.04%	0.16%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$364,467	$257,445	$266,076	$253,106	$59,888

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

MAY 31, 2000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--98.1%[1]
		Alabama--3.3%
$550,000		Abbeville, AL, IDB, Monthly VRDNs (Great Southern Wood Preserving Co.)/ (SouthTrust Bank of Alabama, Birmingham LOC)	$550,000
3,055,000		Birmingham, AL IDA, Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,055,000
845,000		Huntsville, AL IDB, Weekly VRDNs (Giles & Kendall, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	845,000
7,575,000		St. Clair County, AL IDB, Series 1993, Weekly VRDNs (Ebsco Industries, Inc.)/ (National Australia Bank, Ltd., Melbourne LOC)	7,575,000

		TOTAL	12,025,000

		Arizona--2.0%
1,000,000		Phoenix, AZ IDA, Series 1997, Weekly VRDNs (Interface Data Systems, Inc.)/ (Bank One, Arizona N.A. LOC)	1,000,000
1,300,000		Phoenix, AZ IDA, Series 1998, Weekly VRDNs (Standard Printing Company, Inc.)/ (Bank One, Arizona N.A. LOC)	1,300,000
1,000,000		Pima County, AZ IDA, Series 2000A-3, 4.30% Bonds (Trinity Funding Co. INV), 5/15/2001	1,000,000
4,019,000		Pima County, AZ IDA, Single Family Mortgage, PA-159, Weekly VRDNs (GNMA COL)/(Merrill Lynch Capital Services, Inc. LIQ)	4,019,000

		TOTAL	7,319,000

		Arkansas--2.2%
4,100,000		Arkansas Development Finance Authority, Series 1999A, Weekly VRDNs (Riceland Foods, Inc.)/(Banque Nationale de Paris LOC)	4,100,000
4,000,000		Nashville, AR, Series 2000, Weekly VRDNs (Ox Bodies)/ (Regions Bank, Alabama LOC)	4,000,000

		TOTAL	8,100,000

		Colorado--1.0%
1,360,000	[2]	Colorado HFA, MERLOTS, Series C, 4.50% TOBs (First Union National Bank, Charlotte, NC LIQ) Optional Tender 2/1/2001	1,360,000
2,300,000		Colorado HFA, Series 1996, Weekly VRDNs (Neppl-Springs Fabrication)/ (U.S. Bank, N.A., Minneapolis LOC)	2,300,000

		TOTAL	3,660,000

		Florida--2.4%
8,675,000		Escambia County, FL HFA, PT-121, Weekly VRDNs (GNMA COL)/(Banco Santander Central Hispano, S.A. LIQ)	8,675,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--1.6%
$4,000,000		Clayton County, GA Housing Authority, Series 2000, Villages at Lake Ridge Apartments, Weekly VRDNs (Timber Mills Partners, LP)/(Amsouth Bank N.A., Birmingham LOC)	$4,000,000
2,000,000		Crisp County, GA Development Authority, Series B, 4.35% TOBs (Masonite Corp.)/(International Paper Co. GTD), Optional Tender 9/1/2000	2,000,000

		TOTAL	6,000,000

		Hawaii--2.0%
7,500,000		Honolulu, HI City & County, Series 1999, Block J, 5.605% TOBs (Bayerische Landesbank Girozentrale) Mandatory Tender 12/1/2000	7,500,000

		Illinois--5.0%
4,000,000		Chicago, IL, Gas Supply Revenue Bonds, Series 1993B, 4.05% TOBs (Peoples Gas Light & Coke Co.), Optional Tender 12/1/2000	4,000,000
7,000,000		Chicago, IL, Series 2000C, Weekly VRDNs (Peoples Gas Light & Coke Co.)	7,000,000
3,960,000	[2]	Chicago, IL Single Family Mortgage, PT-290, 3.90% TOBs (GNMA COL)/(Landesbank Hessen-Thueringen, Frankfurt LIQ), Optional Tender 10/5/2000	3,960,000
1,085,000		Illinois Development Finance Authority, Weekly VRDNs (Olympic Steel, Inc.)/(National City Bank, Ohio LOC)	1,085,000
2,109,000		Peoria, IL, Series 1996, Weekly VRDNs (J.T. Fennell Company, Inc. Project)/ (Bank One, Illinois, N.A. LOC)	2,109,000

		TOTAL	18,154,000

		Indiana--5.3%
1,500,000		Huntington, IN, Series 1998, Weekly VRDNs (DK Enterprises LLC)/(Norwest Bank Minnesota, N.A. LOC)	1,500,000
2,000,000		Huntington, IN, Series 1998, Weekly VRDNs (Huesing Industries, Inc.)/ (Norwest Bank Minnesota, N.A. LOC)	2,000,000
1,225,000		Indiana Development Finance Authority, Economic Development Revenue Refunding Bonds, Weekly VRDNs (T. M. Morris Manufacturing Co., Inc. Project)/(Bank One, Indiana, N.A. LOC)	1,225,000
1,000,000		Indiana EDC, Revenue Bonds, Series 1989, Weekly VRDNs (O'Neal Steel, Inc.)/ (SouthTrust Bank of Alabama, Birmingham LOC)	1,000,000
6,000,000		Indiana State Educational Facilities Authority, Series 1999, 4.10% BANs (Wabash College) 8/1/2000	6,000,000
2,500,000		Indiana State Educational Facilities Authority, Series 2000A, 4.90% BANs (Wabash College) 5/3/2001	2,507,685
2,310,000		Indianapolis, IN, Series 1991, Weekly VRDNs (Cantor & Coleman II Project)/ (Bank One, Indiana, N.A. LOC)	2,310,000
960,000		Tipton, IN, Series 1997, Weekly VRDNs (MCJS, LLC)/(Bank One, Indiana, N.A. LOC)	960,000
1,995,000		Winamac, IN, Series 1997, Weekly VRDNs (Pulaski Health Foundation, Inc.)/ (KeyBank, N.A. LOC)	1,995,000

		TOTAL	19,497,685

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Iowa--1.8%
$5,225,000		Iowa Finance Authority, ABCM Corporation, Series 2000A, 5.70% TOBs (HSBC Bank USA) 3/1/2001	$5,225,000
1,225,000		Iowa Finance Authority, Series 1998, Weekly VRDNs (Schumacher Elevator)/ (Norwest Bank Minnesota, N.A. LOC)	1,225,000

		TOTAL	6,450,000

		Kansas--1.5%
1,325,000		Olathe, KS, Series 1998, Weekly VRDNs (Eskridge, Inc.)/ (Commerce Bank, Kansas City, N.A. LOC)	1,325,000
4,000,000		Sedgwick & Shawnee Counties, KS, Variable Rate Certificates, Series 1999W, Weekly VRDNs (GNMA COL)/(Bank of America, N.A. LIQ)	4,000,000

		TOTAL	5,325,000

		Kentucky--7.2%
6,000,000		Berea, KY, Series 1997, Weekly VRDNs (Tokico (USA), Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	6,000,000
1,260,000		Boone County, KY, Series 1996, Weekly VRDNs (Western States Envelope Co.)/ (Bank One, Wisconsin, N.A. LOC)	1,260,000
3,500,000		Graves County, KY, School Building Revenue Bonds, Series 1998, Weekly VRDNs (Seaboard Farms Project)/(Bank of New York, New York LOC)	3,500,000
3,405,000		Henderson City, KY, Series 1998, Weekly VRDNs (Vincent Industrial Plastics, Inc.)/ (SunTrust Bank, Nashville LOC)	3,405,000
1,010,000		Jefferson County, KY, Weekly VRDNs (Advanced Filtration, Inc.)/(Bank One, Kentucky LOC)	1,010,000
1,950,000		Kenton County, KY, Series 1999, Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC)	1,950,000
5,995,000	[2]	Kentucky Housing Corp., Variable Rate Certificates, Series 1998O, 3.78% TOBs (Bank of America, N.A. LIQ), Optional Tender 8/3/2000	5,995,000
1,925,000		Muhlenberg County, KY, Series 1997, Weekly VRDNs (Plastic Products Co. Project)/ (Norwest Bank Minnesota, N.A. LOC)	1,925,000
1,260,000		Muhlenberg County, KY, Series A, Weekly VRDNs (Plastic Products Co. Project)/ (Norwest Bank Minnesota, N.A. LOC)	1,260,000

		TOTAL	26,305,000

		Maryland--3.4%
5,570,000		Maryland EDC, Series 1999A, Weekly VRDNs (Victor Graphics, Inc.)/(Allfirst LOC)	5,570,000
970,000		Maryland State Community Development Administration, Series 1990A, Weekly VRDNs (College Estates)/(Allfirst LOC)	970,000
5,900,000		Maryland State Community Development Administration, Series 1990B, Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Bank of America, N.A. LOC)	5,900,000

		TOTAL	12,440,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--1.3%
$4,725,000		Massachusetts IFA, Weekly VRDNs (Commonwealth Laurel Lake Realty)/ (KeyBank, N.A. LOC)	$4,725,000

		Minnesota--2.2%
835,000		Byron, MN, Weekly VRDNs (Schmidt Printing)/(Norwest Bank Minnesota, N.A. LOC)	835,000
5,040,000		St. Michael, MN, Series 1999, Weekly VRDNs (TC/American Monorail, Inc.)/ (Norwest Bank Minnesota, N.A. LOC)	5,040,000
2,000,000		White Bear Lake, MN, Century Townhomes, Series 1997, 5.51% TOBs (Westdeutsche Landesbank Girozentrale), Optional Tender 6/1/2000	2,000,000

		TOTAL	7,875,000

		Mississippi--0.3%
1,200,000		Senatobia, MS, Weekly VRDNs (Deltona Lighting Products, Inc.)/(Southtrust Bank of West Florida, St. Petersburg LOC)	1,200,000

		Missouri--2.1%
2,550,000		Missouri Development Finance Board, IDRBs, Series 1996, Weekly VRDNs (LaGrange Foundry Inc. Project)/(Harris Trust & Savings Bank, Chicago LOC)	2,550,000
5,000,000		St. Louis, MO IDA, Homer G. Phillips Dignity House, Series 1999, 5.70% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 12/1/2000	5,000,000

		TOTAL	7,550,000

		Multi State--6.2%
1,000,000		Charter Mac Floater Certificates Trust I (First Tranche) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	1,000,000
13,500,000		(Charter Mac Floater Certificates Trust I (Second Tranche) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	13,500,000
5,000,000		Charter Mac Floater Certificates Trust I (Sixth Traunch) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	5,000,000
3,000,000		Charter Mac Floater Certificates Trust I (Third Tranche) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	3,000,000
9,575		Clipper Tax-Exempt Certificates Trust, AMT MultiState, Series B, Weekly VRDNs (State Street Bank and Trust Co. LIQ)	9,575

		TOTAL	22,509,575

		New Hampshire--0.9%
1,205,000		New Hampshire Business Finance Authority, IDRB, Series A, Weekly VRDNs (Upper Valley Press)/(KeyBank, N.A. LOC)	1,205,000
2,000,000		New Hampshire State IDA, Series 1991, 4.75% TOBs (International Paper Co.) Optional Tender 10/15/2000	2,000,000

		TOTAL	3,205,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New Jersey--0.7%
$2,405,000	[2]	New Jersey Housing & Mortgage Financing Authority, PT-285, 3.80% TOBs (MBIA INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ) Optional Tender 8/10/2000	$2,405,000

		New York--2.7%
10,000,000		New York City, NY Transitional Finance Authority, 1999 Trust Receipts FR/RI-A47, Weekly VRDNs (Bank of New York, New York LIQ)	10,000,000

		North Dakota--0.2%
910,000		Fargo, ND, IDRB, Series 1994, Weekly VRDNs (Pan-O-Gold Baking Co. Project)/ (Norwest Bank Minnesota, N.A. LOC)	910,000

		Ohio--16.8%
8,338,000		ABN AMRO MuniTOPS Certificates Trust, Ohio Non-AMT, Series 1998-18, Weekly VRDNs (Cleveland, OH Waterworks)/ (FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	8,338,000
2,000,000		Canal Winchester, OH Local Schools, 4.91% BANs, 2/22/2001	2,007,124
4,210,000		Clermont County, OH, Variable Rate IDRBs, Series 1997, Weekly VRDNs (Buriot International, Inc.)/(PNC Bank, N.A. LOC)	4,210,000
1,500,000		Cuyahoga County, OH Hospital Authority, Series C, Weekly VRDNs (Cleveland Clinic)	1,500,000
1,410,000		Cuyahoga County, OH IDA, IDRB, Series 1995, Weekly VRDNs (Avalon Precision Casting Co. Project)/(KeyBank, N.A. LOC)	1,410,000
1,100,000		Cuyahoga County, OH IDA, Weekly VRDNs (Cleveland Gear Co.)/ (KeyBank, N.A. LOC)	1,100,000
3,090,000		Cuyahoga County, OH IDA, Weekly VRDNs (Watt Printers)/(Bank One, N.A. (Ohio) LOC)	3,090,000
10,000,000		Franklin County, OH Hospital Facility Authority, Series A, Weekly VRDNs (U.S. Health Corp. of Columbus)/(Morgan Guaranty Trust Co., New York LOC)	10,000,000
2,570,000		Franklin County, OH IDA, Weekly VRDNs (Promark Electronics, Inc.)/(Bank One, N.A. (Ohio) LOC)	2,570,000
5,400,000		Medina County, OH, Solid Waste Disposal Revenue Bonds, Series 1995, Weekly VRDNs (Valley City Steel Company Project)/(KeyBank, N.A. LOC)	5,400,000
2,530,000		Ohio HFA, PT-122, Weekly VRDNs (GNMA COL)/(Banco Santander Central Hispano, S.A. LIQ)	2,530,000
3,635,000		Ohio State, Environmental Improvement Revenue Bonds, Series 1996, Weekly VRDNs (Newark Group Industries, Inc.)/(Chase Manhattan Bank N.A., New York LOC)	3,635,000
5,925,000		Summit County, OH IDR, Series 1999, Weekly VRDNs (Waltco Truck Equipment)/(Svenska Handelsbanken, Stockholm LOC)	5,925,000
1,750,000		Summit County, OH IDR, Weekly VRDNs (Maison Aine Limited Partnership)/ (Bank of America, N.A. LOC)	1,750,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$4,000,000		Toledo-Lucas County, OH Port Authority, Airport Development Revenue Bonds, Series 1996-1, Weekly VRDNs (Burlington Air Express, Inc.)/(ABN AMRO Bank N.V., Amsterdam LOC)	$4,000,000
3,720,000		Youngstown, OH, Adjustable Rate Demand IDRBs, Series 1996A, Weekly VRDNs (Cantar/Polyair Corp./Performa Corp.)/(HSBC Bank USA LOC)	3,720,000

		TOTAL	61,185,124

		Oklahoma--1.5%
5,360,000		Tulsa County, OK HFA, CDC Municipal Products, Inc. Class A Certificates, Series 1996E, Weekly VRDNs (GNMA COL)/(CDC Municipal Products, Inc. LIQ)	5,360,000

		Oregon--3.9%
2,200,000		Oregon State Economic and Community Development Commission, Series 191, Weekly VRDNs (Western Oregon Door, LLC)/(Norwest Bank Minnesota, N.A. LOC)	2,200,000
12,000,000		Wasco County, OR, Series 1999, Weekly VRDNs (Waste Connections, Inc.)/ (BankBoston, N.A. LOC)	12,000,000

		TOTAL	14,200,000

		Pennsylvania--1.2%
3,520,000		Montgomery County, PA IDA, Series 2000, Weekly VRDNs (American Foodservice Corp.)/(First Union National Bank, Charlotte, NC LOC)	3,520,000
400,000		Pennsylvania EDFA, Series 1998A, Weekly VRDNs (Fourth Generation Realty, LLC)/ (PNC Bank, N.A. LOC)	400,000
400,000		Pennsylvania EDFA, Series F, Weekly VRDNs (Respironics, Inc.)/(PNC Bank, N.A. LOC)	400,000

		TOTAL	4,320,000

		South Dakota--2.0%
3,160,000		South Dakota Housing Development Authority, Homeownership Mortgage Bonds, Series 1997E, Weekly VRDNs	3,160,000
4,000,000		South Dakota Housing Development Authority, Series 1999-H, 3.85% BANs, 9/28/2000	4,000,000

		TOTAL	7,160,000

		Tennessee--5.6%
5,000,000		Chattanooga, TN HEFA, Weekly VRDNs (McCallie School)/ (SunTrust Bank, Atlanta LOC)	5,000,000
4,590,000		Hamilton County, TN IDB, Weekly VRDNs (Pavestone Co.)/ (Bank One, Texas N.A. LOC)	4,590,000
1,980,000		Hendersonville, TN IDB, Series 1996, Weekly VRDNs (Betty Machine Co. Project)/ (First Union National Bank, Charlotte, NC LOC)	1,980,000
1,500,000		Jackson, TN IDB, Solid Waste Facility Bonds, Series 1995, Weekly VRDNs (Florida Steel Corp.)/(Bank of America, N.A. LOC)	1,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Tennessee--continued
$1,500,000		Memphis, TN, 4.50% Bonds, 10/1/2000	$1,502,896
3,000,000		Morristown, TN IDB, Series 1999, Weekly VRDNs (Tuff Torq Corp.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	3,000,000
1,000,000		Tullahoma, TN, Series 1999, Weekly VRDNs (Createc Corp.)/ (Fifth Third Bank, Cincinnati LOC)	1,000,000
1,900,000		Union County, TN IDB, Series 1995, Weekly VRDNs (Cooper Container Corporation Project)/(SunTrust Bank, Nashville LOC)	1,900,000

		TOTAL	20,472,896

		Texas--6.9%
7,400,000		ABIA Development Corp., TX, PT-117, Weekly VRDNs (Austin Airport)/ (Asset Guaranty INS)/(Merrill Lynch Capital Services, Inc. LIQ)	7,400,000
2,000,000		Angelina and Neches River Authority, TX, Solid Waste Disposal Revenue Bonds, Series 1993, 6.30% CP (Temple-Eastex, Inc.)/(Temple-Inland, Inc. GTD) Mandatory Tender 6/8/2000	2,000,000
2,000,000		Bexar County, TX IDC, Series 2000, Weekly VRDNs (Coilplus-Texas, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	2,000,000
7,000,000		Colorado County, TX IDC, Series 2000, Weekly VRDNs (Great Southern Wood Preserving Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	7,000,000
4,000,000		Sabine River Authority, TX, Series 1995C, Daily VRDNs (Texas Utilities Electric Co.)/ (UBS AG LOC)	4,000,000
2,830,000		Tarrant County, TX IDC, Weekly VRDNs (Holden Business Forms)/(Norwest Bank Minnesota, N.A. LOC)	2,830,000

		TOTAL	25,230,000

		Utah--0.6%
2,240,000		Emery County, UT, PCR Refunding Bonds, Series 1994, Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	2,240,000

		Virginia--2.0%
1,000,000		Campbell County, VA IDA, Solid Waste Disposal Facilities Revenue, ACES, Weekly VRDNs (Georgia-Pacific Corp.)/ (SunTrust Bank, Atlanta LOC)	1,000,000
4,000,000		Dinwiddie County, VA IDA, Series 1999A, Daily VRDNs (Chaparral Steel Co.)/ (Bank of America, N.A. LOC)	4,000,000
2,500,000		Halifax, VA IDA, MMMs, PCR, 4.10% CP (Virginia Electric Power Co.) Mandatory Tender 6/12/2000	2,500,000

		TOTAL	7,500,000

		Washington--1.0%
3,500,000		Pierce County, WA EDC, Series 1995, Weekly VRDNs (Simpson-Tacoma Kraft Company)/(Bank of America, N.A. LOC)	3,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--1.3%
$1,700,000		Combined Locks, WI, Development Revenue Bonds, Series 1997, Weekly VRDNs (Appleton Papers)/(Bank of Nova Scotia, Toronto LOC)	$1,700,000
1,120,000		Milwaukee, WI, Weekly VRDNs (Pelton Casteel, Inc.)/(Norwest Bank Minnesota, N.A. LOC)	1,120,000
1,825,000		Wisconsin Housing & Economic Development Authority, Business Development Revenue Bonds, Series 1995, Weekly VRDNs (Carlson Tool & Manufacturing Corp.)/ (Firstar Bank, Milwaukee LOC)	1,825,000

		TOTAL	4,645,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$357,643,280

Securities that are subject to the alternative minimum tax represent 85.4% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At May 31, 2000, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

First Tier	Second Tier
98.3%	1.7%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At May 31, 2000, these securities amounted to $13,720,000, which represents 3.8% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($364,466,758) at May 31, 2000.

The following acronyms are used throughout this portfolio:

ACES	--Adjustable Convertible Extendable Securities
AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDC	--Economic Development Commission
EDFA	--Economic Development Financing Authority
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 2000

Assets:
Total investments in securities, at amortized cost and value		$357,643,280
Cash		4,782,711
Income receivable		2,515,950
Receivable for shares sold		1,327

TOTAL ASSETS		364,943,268

Liabilities:
Income distribution payable	$406,898
Accrued expenses	69,612

TOTAL LIABILITIES		476,510

Net assets for 364,466,758 shares outstanding		$364,466,758

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$364,466,758 ÷ 364,466,758 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED MAY 31, 2000

Investment Income:
Interest		$11,352,891

Expenses:
Investment adviser fee	$1,443,050
Administrative personnel and services fee	217,459
Custodian fees	17,242
Transfer and dividend disbursing agent fees and expenses	82,414
Directors'/Trustees' fees	8,762
Auditing fees	13,197
Legal fees	10,159
Portfolio accounting fees	66,674
Distribution services fee	577,178
Share registration costs	26,951
Printing and postage	29,786
Insurance premiums	18,162
Miscellaneous	1,797

TOTAL EXPENSES	2,512,831

Waiver:
Waiver of investment adviser fee	(162,488)

Net expenses		2,350,343

Net investment income		$9,002,548

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,002,548	$7,364,551

Distributions to Shareholders:
Distributions from net investment income	(9,002,548)	(7,364,551)

Share Transactions:
Proceeds from sale of shares	1,750,703,422	1,184,015,170
Net asset value of shares issued to shareholders in payment of distributions declared	8,189,742	6,774,275
Cost of shares redeemed	(1,651,871,612)	(1,199,420,167)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	107,021,552	(8,630,722)

Change in net assets	107,021,552	(8,630,722)

Net Assets:
Beginning of period	257,445,206	266,075,928

End of period	$364,466,758	$257,445,206

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 2000

ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Municipal Cash Series II (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the " Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 2000, capital paid-in aggregated $364,466,758. Transactions in capital stock were as follows:

Year Ended May 31	2000	1999
Shares sold	1,750,703,422	1,184,015,170
Shares issued to shareholders in payment of distributions declared	8,189,742	6,774,275
Shares redeemed	(1,651,871,612)	(1,199,420,167)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	107,021,552	(8,630,722)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund, annually, to reimburse FSC.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended May 31, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $903,907,000 and $1,033,594,200, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF CASH TRUST SERIES II
AND SHAREHOLDERS OF MUNICIPAL CASH SERIES II:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Municipal Cash Series II (the "Fund") (a portfolio of Cash Trust Series II) as of May 31, 2000, and the related statement of operations for the year ended May 31, 2000, the statement of changes in net assets for the years ended May 31, 2000 and 1999, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2000, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 14, 2000

Federated
World-Class Investment Manager

PROSPECTUS

Municipal Cash Series II

A Portfolio of Cash Trust Series II

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JULY 31, 2000

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A Statement of Additional Information (SAI) dated July 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
Municipal Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-6269
Cusip 147552103

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0111205A (7/00)

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Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

STATEMENT OF ADDITIONAL INFORMATION

Municipal Cash Series II

A Portfolio of Cash Trust Series II

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Municipal Cash Series II (Fund), dated July 31, 2000. Obtain the prospectus without charge by calling 1-800-341-7400.

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JULY 31, 2000

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Cusip 147552103
0111205B (7/00)

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CONTENTS

How is the Fund Organized?

Securities in Which the Fund Invests

How is the Fund Sold?

Subaccounting Services

Redemption in Kind

Massachusetts Partnership Law

Account and Share Information

Tax Information

Who Manages and Provides Services to the Fund?

How Does the Fund Measure Performance?

Who is Federated Investors, Inc.?

Investment Ratings

Addresses

How is the Fund Organized?

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The Fund is a diversified portfolio of Cash Trust Series II (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on November 14, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund's investment adviser is Federated Investment Management Company (Adviser).

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Securities in Which the Fund Invests

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In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

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SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

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Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

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A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the types of fixed income securities, in addition to those listed in the prospectus, in which the Fund may invest.

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Tax Exempt Securities

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Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

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General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

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Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

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Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

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The Fund may invest in securities supported by pools of municipal leases.

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Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

SPECIAL TRANSACTIONS

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Inter-Fund Borrowing and Lending Arrangements

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The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated Funds) to lend and borrow money for certain temporary purposes directly to and from other Federated Funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board of Trustees (Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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Delayed Delivery Transactions

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Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

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Asset Coverage

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In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may make temporary defensive investments in the following taxable securities:

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

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Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser .

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

INVESTMENT RATINGS

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The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1 or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

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INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

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Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY

The Fund's investment objective is current income exempt from federal regular income tax consistent with stability of principal. At least 80% of the Fund's annual interest income will be exempt from federal regular income tax.

This investment objective and policy may not be changed by the Fund's Trustees without shareholder approval.

INVESTMENT LIMITATIONS

Diversification

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With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or it agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

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Issuing Senior Securities and Borrowing Money

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The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

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Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

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The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

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Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Pledging Assets

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The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

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Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Restricted Securities

The Fund may invest in securities subject to restrictions on resale under the federal securities laws.

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In applying the Fund's concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. In addition, bank instruments will be limited to instruments of domestic banks. To conform to the current view of the staff of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limitations tests so long as the policy of the SEC remains in effect. The Fund will consider concentration to be the investment of more than 25% of the value of the total assets in any one industry.

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For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time in investment to be "cash items."

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Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

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REGULATORY COMPLIANCE

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The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

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DETERMINING MARKET VALUE OF SECURITIES

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The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

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The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

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How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN

As a reimbursement-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund reimburses the Distributor only for those payments made to investment professionals up to the maximum Rule 12b-1 Plan fee. The Distributor may seek reimbursement in following years for any unreimbursed expenses permitted under the Plan. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SUPPLEMENTAL PAYMENTS

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Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor (these fees do not come out of Fund assets). The Distributor may be reimbursed by the Adviser or its affiliates.

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Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

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Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

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Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

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Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

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Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

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Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

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Tax Information

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FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

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The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of two funds and the Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

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As of July 5, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

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Name Birth Date Address Position With Trust	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Trust and Fund Complex
John F. Donahue*+# Birth Date: July 28, 1924 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHAIRMAN AND TRUSTEE	Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd. ; formerly: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0 for the Trust and 43 other investment companies in the Fund Complex

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Robroy Industries, Inc. (coated steel conduits/computer storage equipment) ; formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc. (physician practice management); Director, Member of Executive Committee, University of Pittsburgh.	$715.93	$116,760.63 for the Trust and 43 other investment companies in the Fund Complex

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$749.48	$128,455.37 for the Trust and 43 other investment companies in the Fund Complex

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director, Michael Baker Corporation (engineering, construction, operations and technical services); formerly: Partner, Andersen Worldwide SC.	$715.93	$73,191.21 for the Trust and 37 other investment companies in the Fund Complex

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College; Director, Iperia Corp. (communications/software); formerly: Director, Redgate Communications and EMC Corporation (computer storage systems). Previous Positions: Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$681.25	$93,190.48 for the Trust and 37 other investment companies in the Fund Complex

J. Christopher Donahue*+ Birth Date: April 11, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT AND TRUSTEE	President or Executive Vice President of the Federated
Fund Complex; Director or Trustee of some of the Funds
in the Federated Fund Complex; President, Chief
Executive Officer and Director, Federated Investors,
Inc.; President, Chief Executive Officer and Trustee,
Federated Investment Management Company; Trustee,
Federated Investment Counseling; President, Chief
Executive Officer and Director, Federated Global
Investment Management Corp.; President and Chief
Executive Officer, Passport Research, Ltd.; Trustee,
Federated Shareholder Services Company; Director,
Federated Services Company; formerly: President,
	Federated Investment Counseling.	$0	$0 for the Trust and 30 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center; Member, National Board of Trustees, Leukemia Society of America.	$681.25	$116,760.63 for the Trust and 43 other investment companies in the Fund Complex

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation. Previous Positions: Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$714.80	$109,153.60 for the Trust and 43 other investment companies in the Fund Complex

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Executive Vice President, Legal and External Affairs, Dugan Valva Contess, Inc. (marketing, communications, technology and consulting); formerly: Management Consultant. Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, Marine Midland Bank; Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$749.48	$102,573.91 for the Trust and 40 other investment companies in the Fund Complex

John E. Murray, Jr., J.D., S.J.D.# Birth Date: December 20, 1932 President, Duquesne University Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director, Michael Baker Corp. (engineering, construction, operations an d technical services). Previous Positions: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$714.80	$128,455.37 for the Trust and 43 other investment companies in the Fund Complex

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Public Relations/Marketing/Conference Planning. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; business owner.	$681.25	$116,760.63 for the Trust and 43 other investment companies in the Fund Complex

John S. Walsh Birth Date: November 28, 1957 2007 Sherwood Drive Valparaiso, IN TRUSTEE	Director or Trustee of some of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.; Director, Walsh & Kelly, Inc. (heavy highway contractor); formerly: Vice President, Walsh & Kelly, Inc.	$681.25	$94,536.85 for the Trust and 39 other investment companies in the Fund Complex

Richard B. Fisher Birth Date: May 17, 1923 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.; formerly: Director or Trustee of some of the Funds in the Federated Fund Complex,; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.	$0	$0 for the Trust and 41 other investment companies in the Fund Complex

William D. Dawson, III Birth Date: March 3, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHIEF INVESTMENT OFFICER	Chief Investment Officer of this Fund and various other
Funds in the Federated Fund Complex; Executive Vice
President, Federated Investment Counseling, Federated
Global Investment Management Corp., Federated Investment
Management Company and Passport Research, Ltd.;
Director, Federated Global Investment Management Corp.
and Federated Investment Management Company; Registered
Representative, Federated Securities Corp.; Portfolio
Manager, Federated Administrative Services; Vice
President, Federated Investors, Inc.; formerly:
Executive Vice President and Senior Vice President,
Federated Investment Counseling Institutional Portfolio
Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
	Research, Ltd.	$0	$0 for the Trust and 27 other investment companies in the Fund Complex

Edward C. Gonzales Birth Date: October 22, 1930 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT	President, Executive Vice President and Treasurer of
some of the Funds in the Federated Fund Complex; Vice
Chairman, Federated Investors, Inc.; Trustee, Federated
Administrative Services; formerly: Trustee or
Director of some of the Funds in the Federated Fund
Complex; CEO and Chairman, Federated Administrative
Services; Vice President, Federated Investment
Management Company, Federated Investment Counseling,
Federated Global Investment Management Corp. and
Passport Research, Ltd.; Director and Executive Vice
President, Federated Securities Corp.; Director,
Federated Services Company; Trustee, Federated
	Shareholder Services Company.	$0	$0 for the Trust and 42 other investment companies in the Fund Complex

John W. McGonigle Birth Date: October 26, 1938 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT AND SECRETARY	Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.; formerly: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.	$0	$0 for the Trust and 43 other investment companies in the Fund Complex

Deborah A. Cunningham Birth Date: September 15, 1959 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Deborah A. Cunningham is Vice President of the Trust. Ms. Cunningham joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham served as a Portfolio Manager and a Vice President of the Adviser from 1993 through 1996. Ms. Cunningham is a Chartered Financial Analyst and received her M.B.A. in Finance from Robert Morris College.	$0	$0 for the Trust and 3 other investment companies in the Fund Complex

Mary Jo Ochson Birth Date: September 12, 1953 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1998 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.	$0	$0 for the Trust and 4 other investment companies in the Fund Complex

Richard J. Thomas Birth Date: June 17, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TREASURER	Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; formerly: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.	$0	$0 for the Trust and 43 other investment companies in the Fund Complex

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* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.

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# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

† Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Trust.

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INVESTMENT ADVISER

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The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

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The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

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Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

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CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

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As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

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BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

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State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

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TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

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The independent auditors for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

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FEES PAID BY THE FUND FOR SERVICES

For the Year Ended May 31	2000	 1999	 1998
Advisory Fee Earned	$1,443,050	$1,355,245	$1,373,797

Advisory Fee Reduction	162,488	 171,453	 108,571

Administrative Fee	217,459	 204,390	 207,302

12b-1 Fee	577,178	--	--

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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Total returns are given for the one-year, five-year, and Start of Performance periods ended May 31, 2000.

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Yield, Effective Yield, and Tax-Equivalent Yield are given for the 7-day period ended May 31, 2000.

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	7-Day	1 Year	5 Years	Start of Performance on February 13, 1991
Total Return	--	3.14%	3.03%	2.97%
Yield	3.68%	--	--	--
Effective Yield	3.75%	--	--	--
Tax-Equivalent Yield	6.09%	--	--	--

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

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YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD

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The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base-period return; and multiplying the base-period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return; raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

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To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

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Taxable Yield Equivalent for 2000 MultiState Municipal Fund
Federal Income Tax Bracket:	15.00%	28.00%	31.00%	36.00%	39.60%
Joint Return	$1-43,850	$43,851-105,950	$105,951-161,450	$161,451-288,350	Over 288,350

Single Return	$1-26,250	$26,251-63,550	$63,551-132,600	$132,601-288,350	Over 288,350

Tax Exempt Yield:	Taxable Yield Equivalent:
1.00%	1.18%	1.39%	1.45%	1.56%	1.66%
1.50%	1.76%	2.08%	2.17%	2.34%	2.48%
2.00%	2.35%	2.78%	2.90%	3.13%	3.31%
2.50%	2.94%	3.47%	3.62%	3.91%	4.14%
3.00%	3.53%	4.17%	4.35%	4.69%	4.97%
3.50%	4.12%	4.86%	5.07%	5.47%	5.79%
4.00%	4.71%	5.56%	5.80%	6.25%	6.62%
4.50%	5.29%	6.25%	6.52%	7.03%	7.45%
5.00%	5.88%	6.94%	7.25%	7.81%	8.28%
5.50%	6.47%	7.64%	7.97%	8.59%	9.11%
6.00%	7.06%	8.33%	8.70%	9.38%	9.93%
6.50%	7.65%	9.03%	9.42%	10.16%	10.76%
7.00%	8.24%	9.72%	10.14%	10.94%	11.59%
7.50%	8.82%	10.42%	10.87%	11.72%	12.42%
8.00%	9.41%	11.11%	11.59%	12.50%	13.25%
8.50%	10.00%	11.81%	12.32%	13.28%	14.07%
9.00%	10.59%	12.50%	13.04%	14.06%	14.90%

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Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

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PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc.

Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/Donoghue's Money Fund Report

IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money

Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

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In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

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Equity Funds

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In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

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Corporate Bond Funds

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In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

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Government Funds

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In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

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Money Market Funds

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In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime, 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.

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The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson, III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

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Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

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Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

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Investment Ratings

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STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

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P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

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P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

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NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

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NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

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NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

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NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

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FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS

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F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Addresses

MUNICIPAL CASH SERIES II

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

PROSPECTUS

Treasury Cash Series II

A Portfolio of Cash Trust Series II

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A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term U.S. Treasury securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JULY 31, 2000

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CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

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What are the Principal Securities in Which the
Fund Invests? 5

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What are the Specific Risks of Investing in the Fund? 5

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What Do Shares Cost? 6

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How is the Fund Sold? 6

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How to Purchase Shares 7

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How to Redeem Shares 8

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Account and Share Information 10

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Who Manages the Fund? 12

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Financial Information 12

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Independent Auditors' Report 22

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value ("NAV") of $1.00 per Share.

The Fund's investment objective is to provide current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests primarily in a portfolio of short-term U.S. Treasury securities. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

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Historically, the Fund has maintained a constant $1.00 NAV per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

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The Fund's shares are sold without a sales charge (load). The total returns displayed above are based on NAV.

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The Fund's total return for the six-month period from January 1, 2000 to June 30, 2000 was 2.54%.

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Within the period shown in the Chart, the Fund's highest quarterly return was 1.31% (quarter ended June 30, 1995). Its lowest quarterly return was 0.58% (quarter ended December 31, 1993).

Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999.

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Calendar Period	Fund
1 Year	4.25%
5 Years	4.72%
Start of Performance[1]	4.18%

1 The Fund's start of performance date was February 8, 1991.

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The Fund's 7-Day Net Yield as of December 31, 1999 was 4.12%.

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You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

TREASURY CASH SERIES II

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price) .	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (Before Waiver and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee[3]	0.20%
Shareholder Services Fee	None
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.88%

1 Although not contractually obligated to do so, the adviser waived certain amounts and the distributor elected not to accrue a portion of its distribution (12b-1) fee during the fiscal year ended May 31, 2000. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2000.

Total Waiver and Reduction of Fund Expenses	0.05%
Total Actual Annual Fund Operating Expenses (after waiver and reduction)	0.83%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.46% for the fiscal year ended May 31, 2000.

3 The distributor voluntarily elected not to accrue a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.19% for the fiscal year ended May 31, 2000.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers and reductions as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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1 Year	$90

3 Years	$281

5 Years	$488

10 Years	$1,084

What are the Fund's Investment Strategies?

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The Fund invests at least 65% of its total assets in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

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  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

What are the Principal Securities in Which the Fund Invests?

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the U.S. Treasury must repay the principal amount of the security, normally within a specified time.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $25,000. The required minimum subsequent investment amount is $500. The minimum initial and subsequent investment amounts for retirement plans are $1,000 and $50, respectively.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers and broker/dealers, or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

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You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

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An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

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RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

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BY AUTOMATED CLEARING HOUSE (ACH)

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Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate section of the New Account Form.

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How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

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FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 22.

Year Ended May 31	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.05	0.04	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.05)	(0.04)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	4.66%	4.39%	4.88%	4.65%	4.97%

Ratios to Average Net Assets:

Expenses	0.83%	0.83%	0.83%	0.85%	0.86%

Net investment income	4.60%	4.28%	4.76%	4.55%	4.83%

Expense waiver/reimbursement[2]	0.04%	0.04%	0.02%	0.01%	0.01%

Supplemental Data

Net assets, end of period (000 omitted)	$309,959	$233,037	$226,667	$343,071	$402,378

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

MAY 31, 2000

Principal Amount			Value
		SHORT-TERM U.S. TREASURY OBLIGATIONS--13.2%
	[1]	U.S. Treasury Bill--0.5%
$1,500,000		5.210%, 11/9/2000	$1,465,050

		U.S. Treasury Notes--12.7%
39,750,000		4.000% - 6.000%, 7/31/2000 - 5/31/2001	39,428,983

		TOTAL SHORT-TERM U.S TREASURY OBLIGATIONS	40,894,033

		REPURCHASE AGREEMENTS--86.9%[2]
10,000,000		ABN AMRO, Inc., 6.370%, dated 5/31/2000, due 6/1/2000	10,000,000
10,000,000		Barclays Capital, Inc., 6.380%, dated 5/31/2000, due 6/1/2000	10,000,000
10,000,000		Bear, Stearns and Co., 6.380%, dated 5/31/2000, due 6/1/2000	10,000,000
35,000,000		CIBC Wood Gundy Securities Corp., 6.350%, dated 5/31/2000, due 6/1/2000	35,000,000
10,000,000		CIBC Wood Gundy Securities Corp., 6.370%, dated 5/31/2000, due 6/1/2000	10,000,000
44,260,000		Deutsche Bank Financial, Inc., 6.370%, dated 5/31/2000, due 6/1/2000	44,260,000
10,000,000		Donaldson, Lufkin and Jenrette Securities Corp., 6.375%, dated 5/31/2000, due 6/1/2000	10,000,000
10,000,000		First Union Capital Markets, 6.370%, dated 5/31/2000, due 6/1/2000	10,000,000
10,000,000		Goldman Sachs Group, 6.360%, dated 5/31/2000, due 6/1/2000	10,000,000
10,000,000		J.P. Morgan & Co., Inc., 6.350%, dated 5/31/2000, due 6/1/2000	10,000,000
10,000,000		Paribas Corp., 6.380%, dated 5/31/2000, due 6/1/2000	10,000,000
10,000,000		Salomon Brothers, Inc., 6.380%, dated 5/31/2000, due 6/1/2000	10,000,000
10,000,000		Scotia McLeod (USA), Inc., 6.370%, dated 5/31/2000, due 6/1/2000	10,000,000
10,000,000		Societe Generale Securities Corp., 6.370%, dated 5/31/2000, due 6/1/2000	10,000,000
10,000,000		State Street Bank and Trust Co., 6.370%, dated 5/31/2000, due 6/1/2000	10,000,000
10,000,000		Toronto Dominion Securities (USA), Inc., 6.370%, dated 5/31/2000, due 6/1/2000	10,000,000
40,000,000		Warburg Dillon Reed, 6.370%, dated 5/31/2000, due 6/1/2000	40,000,000
10,000,000		Westdeutsche Landesbank Girozentrale, 6.370%, dated 5/31/2000, due 6/1/2000	10,000,000

		TOTAL REPURCHASE AGREEMENTS	269,260,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$310,154,033

1 Each issue shows the rate of discount at time of purchase.

2 The repurchase agreements are fully collateralized by U.S. Treasury or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($309,959,133) at May 31, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 2000

Assets:
Investments in repurchase agreements	$269,260,000
Investment in securities	40,894,033

Total investments in securities, at amortized cost and value		$310,154,033
Income receivable		453,398

TOTAL ASSETS		310,607,431

Liabilities:
Payable for shares redeemed	6,880
Income distribution payable	567,850
Payable to bank	1,333
Accrued expenses	72,235

TOTAL LIABILITIES		648,298

Net assets for 309,959,133 shares outstanding		$309,959,133

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$309,959,133 ÷ 309,959,133 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED MAY 31, 2000

Investment Income:
Interest		$13,465,741

Expenses:
Investment adviser fee	$1,239,881
Administrative personnel and services fee	186,846
Custodian fees	42,376
Transfer and dividend disbursing agent fees and expenses	66,689
Directors'/Trustees' fees	5,797
Auditing fees	13,175
Legal fees	5,109
Portfolio accounting fees	69,078
Distribution services fee	478,594
Share registration costs	21,192
Printing and postage	19,890
Insurance premiums	1,550
Miscellaneous	8,474

TOTAL EXPENSES	2,158,651

Waiver:
Waiver of investment adviser fee	(100,449)

Net expenses		2,058,202

Net investment income		$11,407,539

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,407,539	$8,831,616

Distributions to Shareholders:
Distributions from net investment income	(11,407,539)	(8,831,616)

Share Transactions:
Proceeds from sale of shares	1,265,774,107	952,869,243
Net asset value of shares issued to shareholders in payment of distributions declared	5,769,002	4,568,351
Cost of shares redeemed	(1,194,620,830)	(951,067,767)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	76,922,279	6,369,827

Change in net assets	76,922,279	6,369,827

Net Assets:
Beginning of period	233,036,854	226,667,027

End of period	$309,959,133	$233,036,854

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 2000

ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Treasury Cash Series II (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 2000, capital paid-in aggregated $309,959,133. Transactions in capital stock were as follows:

Year Ended May 31	2000	1999
Shares sold	1,265,774,107	952,869,243
Shares issued to shareholders in payment of distributions declared	5,769,002	4,568,351
Shares redeemed	(1,194,620,830)	(951,067,767)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	76,922,279	6,369,827

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund, annually, to reimburse FSC.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF CASH TRUST SERIES II
AND SHAREHOLDERS OF TREASURY CASH SERIES II:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Treasury Cash Series II (the "Fund") (a portfolio of the Cash Trust Series II) as of May 31, 2000, and the related statement of operations for the year ended May 31, 2000, the statement of changes in net assets for the years ended May 31, 2000 and 1999, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2000, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 14, 2000

Federated
World-Class Investment Manager

PROSPECTUS

Treasury Cash Series II

A Portfolio of Cash Trust Series II

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JULY 31, 2000

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A Statement of Additional Information (SAI) dated July 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as they become available. To obtain the SAI, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
Treasury Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-6269
Cusip 147552301

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0111203A (7/00)

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Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

STATEMENT OF ADDITIONAL INFORMATION

Treasury Cash Series II

A Portfolio of Cash Trust Series II

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Treasury Cash Series II (Fund), dated July 31, 2000. Obtain the prospectus without charge by calling 1-800-341-7400.

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JULY 31, 2000

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Federated
World-Class Investment Manager
Treasury Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

0111203B (7/00)

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CONTENTS

How is the Fund Organized? 1

Securities in Which the Fund Invests 1

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How is the Fund Sold? 4

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Subaccounting Services 4

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Redemption in Kind 4

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Massachusetts Partnership Law 5

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Account and Share Information 5

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Tax Information 5

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Who Manages and Provides Services to the Fund? 6

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How Does the Fund Measure Performance? 10

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Who is Federated Investors, Inc.? 11

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Addresses 12

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How is the Fund Organized?

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The Fund is a diversified portfolio of Cash Trust Series II (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on November 14, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund's investment adviser is Federated Investment Management Company (Adviser).

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Securities in Which the Fund Invests

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In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

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SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the types of fixed income securities in which the Fund may invest.

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U.S. Treasury Securities

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U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

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Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

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There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

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SPECIAL TRANSACTIONS

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Inter-fund Borrowing and Lending Arrangements

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The Securities Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated Funds) to lend and borrow money for certain temporary purposes directly to and from other Federated Funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board of Trustees (Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser .

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

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Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

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Asset Coverage

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In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

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INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

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Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

FUNDAMENTAL INVESTMENT OBJECTIVE

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The investment objective is to provide current income consistent with stability of principal and liquidity. The investment objective may not be changed by the Fund's Board without shareholder approval.

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INVESTMENT LIMITATIONS

Issuing Senior Securities and Borrowing Money

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

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The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940 (1940 Act). The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

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INVESTING IN ILLIQUID SECURITIES

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

BUYING ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

PLEDGING ASSETS

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

INVESTING IN RESTRICTED SECURITIES

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The Fund may invest in securities subject to restriction on resale under federal securities laws.

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Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

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REGULATORY COMPLIANCE

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The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

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DETERMINING MARKET VALUE OF SECURITIES

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The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

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The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

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How is the Fund Sold?

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Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN

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As a reimbursement-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

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The Fund reimburses the Distributor only for those payments made to investment professionals up to the maximum Rule 12b-1 Plan fee. The Distributor may seek reimbursement in following years for any unreimbursed expenses permitted under the Plan. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SUPPLEMENTAL PAYMENTS

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Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor (these fees do not come out of Fund assets). The Distributor may be reimbursed by the Adviser or its affiliates.

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Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

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Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

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Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

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Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

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Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

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Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

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As of July 5, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Bank One Trust Company N.A., attention SEI Corporate Trust Database, OH1-0211, 1111 Polaris Parkway, Columbus, Ohio 43240-2050, (13.76%); ISTCO, Union Planters Bank N.A., attention Trust Division (Paradigm), 1 South Church Street, Belleville, Illinois 62220-2237, (13.57%); Humboldt Bank, PO Box 1007, Eureka, CA 95502-1007, (12.43%); The Bank of Guam, #76001101, A/O Government of Guam, attention VP/TR Officer, PO Box BW, Hagatna, Guam 96932-8974, (9.68%); The Bank of Guam, #76001101, A/O Government of Guam, attention VP/TR Officer, PO Box BW, Hagatna, Guam 96932-8974, (5.61%); Progressive State Bank & Trust, attention Trust Department, Cash Connection, PO Box 4053, Monroe, Louisiana 71211-4053, (5.48%); Grand Old & Co., First Financial, 422 Main Street, Zanesville, Ohio 43701-3515, (5.32%).

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Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

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The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of two funds and the Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

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As of July 5, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

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Name Birth Date Address Position With Trust	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Trust and Fund Complex
John F. Donahue*#+ Birth Date: July 28, 1924 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHAIRMAN AND TRUSTEE	Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd. ; formerly: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0 for the Trust and 43 other investment companies in the Fund Complex

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Robroy Industries, Inc. (coated steel conduits/computer storage equipment) ; formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc. (physician practice management); Director, Member of Executive Committee, University of Pittsburgh.	$685.19	$116,760.63 for the Trust and 43 other investment companies in the Fund Complex

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$717.32	$128,455.37 for the Trust and 43 other investment companies in the Fund Complex

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director, Michael Baker Corporation (engineering, construction, operations and technical services); formerly: Partner, Andersen Worldwide SC.	$685.19	$73,191.21 for the Trust and 37 other investment companies in the Fund Complex

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College; Director, Iperia Corp. (communications/software); formerly: Director, Redgate Communications and EMC Corporation (computer storage systems). Previous Positions: Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$652.02	$93,190.48 for the Trust and 37 other investment companies in the Fund Complex

J. Christopher Donahue*+ Birth Date: April 11, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT AND TRUSTEE	President or Executive Vice President of the Federated
Fund Complex; Director or Trustee of some of the Funds
in the Federated Fund Complex; President, Chief
Executive Officer and Director, Federated Investors,
Inc.; President, Chief Executive Officer and Trustee,
Federated Investment Management Company; Trustee,
Federated Investment Counseling; President, Chief
Executive Officer and Director, Federated Global
Investment Management Corp.; President and Chief
Executive Officer, Passport Research, Ltd.; Trustee,
Federated Shareholder Services Company; Director,
Federated Services Company; formerly: President,
	Federated Investment Counseling.	$0	$0 for the Trust and 30 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center; Member, National Board of Trustees, Leukemia Society of America.	$652.02	$116,760.63 for the Trust and 43 other investment companies in the Fund Complex

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation. Previous Positions: Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$684.15	$109,153.60 for the Trust and 43 other investment companies in the Fund Complex

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Executive Vice President, Legal and External Affairs, Dugan Valva Contess, Inc. (marketing, communications, technology and consulting); formerly: Management Consultant. Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, Marine Midland Bank; Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$717.32	$102,573.91 for the Trust and 40 other investment companies in the Fund Complex

John E. Murray, Jr., J.D., S.J.D.# Birth Date: December 20, 1932 President, Duquesne University Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director, Michael Baker Corp. (engineering, construction, operations an d technical services). Previous Positions: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$684.15	$128,455.37 for the Trust and 43 other investment companies in the Fund Complex

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Public Relations/Marketing/Conference Planning. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; business owner.	$652.02	$116,760.63 for the Trust and 43 other investment companies in the Fund Complex

John S. Walsh Birth Date: November 28, 1957 2007 Sherwood Drive Valparaiso, IN TRUSTEE	Director or Trustee of some of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.; Director, Walsh & Kelly, Inc. (heavy highway contractor); formerly: Vice President, Walsh & Kelly, Inc.	$652.02	$94,536.85 for the Trust and 39 other investment companies in the Fund Complex

Richard B. Fisher Birth Date: May 17, 1923 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA PRESIDENT	President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.; formerly: Director or Trustee of some of the Funds in the Federated Fund Complex,; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.	$0	$0 for the Trust and 41 other investment companies in the Fund Complex

William D. Dawson, III Birth Date: March 3, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHIEF INVESTMENT OFFICER	Chief Investment Officer of this Fund and various other
Funds in the Federated Fund Complex; Executive Vice
President, Federated Investment Counseling, Federated
Global Investment Management Corp., Federated Investment
Management Company and Passport Research, Ltd.;
Director, Federated Global Investment Management Corp.
and Federated Investment Management Company; Registered
Representative, Federated Securities Corp.; Portfolio
Manager, Federated Administrative Services; Vice
President, Federated Investors, Inc.; formerly:
Executive Vice President and Senior Vice President,
Federated Investment Counseling Institutional Portfolio
Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
	Research, Ltd.	$0	$0 for the Trust and 27 other investment companies in the Fund Complex

Edward C. Gonzales Birth Date: October 22, 1930 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT	President, Executive Vice President and Treasurer of
some of the Funds in the Federated Fund Complex; Vice
Chairman, Federated Investors, Inc.; Trustee, Federated
Administrative Services; formerly: Trustee or
Director of some of the Funds in the Federated Fund
Complex; CEO and Chairman, Federated Administrative
Services; Vice President, Federated Investment
Management Company, Federated Investment Counseling,
Federated Global Investment Management Corp. and
Passport Research, Ltd.; Director and Executive Vice
President, Federated Securities Corp.; Director,
Federated Services Company; Trustee, Federated
	Shareholder Services Company.	$0	$0 for the Trust and 42 other investment companies in the Fund Complex

John W. McGonigle Birth Date: October 26, 1938 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT AND SECRETARY	Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.; formerly: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.	$0	$0 for the Trust and 43 other investment companies in the Fund Complex

Deborah A. Cunningham Birth Date: September 15, 1959 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Deborah A. Cunningham is Vice President of the Trust. Ms. Cunningham joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham served as a Portfolio Manager and a Vice President of the Adviser from 1993 through 1996. Ms. Cunningham is a Chartered Financial Analyst and received her M.B.A. in Finance from Robert Morris College.	$0	$0 for the Trust and 3 other investment companies in the Fund Complex

Mary Jo Ochson Birth Date: September 12, 1953 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1998 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.	$0	$0 for the Trust and 4 other investment companies in the Fund Complex

Richard J. Thomas Birth Date: June 17, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TREASURER	Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; formerly: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.	$0	$0 for the Trust and 43 other investment companies in the Fund Complex


* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.


# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

† Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Trust..

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INVESTMENT ADVISER


The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

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CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING



As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

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Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

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TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

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Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

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The independent auditors for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

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FEES PAID BY THE FUND FOR SERVICES

For the Year Ended May 31	2000	 1999	 1998
Advisory Fee Earned	$1,239,881	$1,031,559	$1,317,096

Advisory Fee Reduction	100,449	 77,115	 49,754

Administrative Fee	186,846	 155,559	 198,783

12b-1 Fee	478,594	 --	--

How Does the Fund Measure Performance?

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The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

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The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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Total returns are given for the one-year, five-year and Start of Performance periods ended May 31, 2000.

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

Yield and Effective Yield are given for the 7-day period ended May 31, 2000.


	7-Day Period	1 Year	5 Years	Start of Performance on February 8, 1991
Total Return	--	4.66%	4.71%	4.22%
Yield	5.48%	--	--	--
Effective Yield	5.63%	--	--	--

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.



Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.



IBC/Donoghue's Money Fund Report


IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.


Money


Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds


In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds


In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds


In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds


In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.


Money Market Funds


In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime, 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.


The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients


Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


Addresses


TREASURY CASH SERIES II

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Appendix

PROSPECTUSES - RISK/RETURN BAR CHARTS

Municipal Cash Series II

     The graphic presentation displayed here consists of a bar chart representing the annual total returns of Municipal Cash Series II as of the calendar year-end for each of eight years.

     The ‘y’axis reflects the “% Total Return”beginning with “0”and increasing in increments of 1% up to 4%.

     The ‘x’axis represents calculation periods from the earliest first full calendar year-end of the Fund’s start of business through the calendar year ended 1999. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992 through 1999. The percentages noted are: 2.72%, 2.03%, 2.37%, 3.43%, 2.99%, 3.07%, 2.94%, and 2.77%.

Treasury Cash Series II

     The graphic presentation displayed here consists of a bar chart representing the annual total returns of Treasury Cash Series II as of the calendar year-end for each of eight years.

     The ‘y’ axis reflects the “% Total Return” beginning with “0” and increasing in increments of 2% up to 6%.

     The ‘x’ axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 1999. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992 through 1999. The percentages noted are: 3.13%, 2.39%, 3.41%, 5.20%, 4.63%, 4.82%, 4.71%, and 4.25%.

PART C. OTHER INFORMATION.
Item 23.	Exhibits:
	(a)	(i)	Conformed Copy of Declaration of Trust of the Registrant; (5)
		(ii)	Conformed Copy of Amendment No. 1 to the Declaration of Trust of the Registrant; (5)
		(iii)	Conformed Copy of Amendment No. 2 to the Declaration of Trust of the Registrant; (5)
	(b)	(i)	Copy of Amended By-Laws of the Registrant; (1)
		(ii)	Copy of Amendment No. 2 to the By-Laws of the Registrant;(6)
		(ii)	Copy of Amendment No. 3 to the By-Laws of the Registrant; (6)
		(ii)	Copy of Amendment No. 4 to the By-Laws of the Registrant; (6)
	(c)		Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (1)
	(d)	(i)	Conformed Copy of Investment Advisory Contract of the Registrant; (5)
		(ii)	Conformed Copy of Exhibit A to the Investment Advisory Contract of the Registrant; (5)
		(iii)	Conformed Copy of Exhibit C to the Investment Advisory Contract of the Registrant; (5)
	(e)	(i)	Conformed Copy of Distributor's Contract of the Registrant; (5)
		(ii)	Conformed Copy of Specimen Mutual Funds Sales and Service Agreement; (5)
		(iii)	Conformed Copy of Specimen Mutual Funds Service Agreement; (5)
		(iv)	Conformed Copy of Specimen Plan Trustee/Mutual Funds Service Agreement; (5)
	(f)		Not applicable;
	(g)	(i)	Conformed copy of Custodian Agreement of the Registrant; (5)
		(ii)	Conformed copy of Custodian Fee Schedule;(6)
	(h)	(i)	Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (6)
		(ii)	Conformed copy of Amended and Restated Shareholder Services Agreement;(6)
		(iii)	The responses described in Item 23(e)(ii)-(iv)are hereby incorporated by reference.
		(i)	Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered; (5)
	(j)		Conformed copy of Consent of the Independent Auditors; +
	(k)		Not applicable;
	(l)		Conformed Copy of Initial Capital Understanding; (5)
	(m)	(i)	Conformed Copy of Distribution Plan of the Registrant; (1)
		(ii)	The responses described in Item 23(e)(ii)-(iv) are hereby incorporated by reference.
	(n)		Not Applicable
	(o)	(i)	Conformed Copy of Power of Attorney of the Registrant; +
		(ii)	Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; +
		(iii)	Conformed copy of Power of Attorney of Treasurer of the Registrant; (7)
		(iv)	Conformed copy of Power of Attorney of Trustee of the Registrant; (7)
	(p)		The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Money Market Obligations Trust Registration Statement on Form N-1A filed with the Commission on February 25, 2000. (File Nos. 33-31602 and 811-5950).

+	All Exhibits have been filed electronically.
1.	Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed January 4, 1991. (File Nos. 33-38550 and 811-6269)
2.	Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed January 24, 1991. (File Nos. 33-38550 and 811-6269)
5.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed July 24, 1995. (File Nos. 33-38550 and 811-6269)
6.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed July 21, 1998. (File Nos. 33-38550 and 811-6269)
7.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed on May 26, 1999 (File Nos. 33-38550 and 811-6269)

Item 24.	Persons Controlled by or Under Common Control with the Fund: None
Item 25.	Indemnification: (2)

Item 26.	Business and Other Connections of the Investment Adviser:

For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard), Suite 301 Little Falls Center Two, 2751 Centerville Road, Wilmington, DE 19808.
The remaining Officers of the investment adviser are:
	Executive Vice Presidents:	William D. Dawson, III Henry A. Frantzen J. Thomas Madden
Senior Vice Presidents:	Stephen F. Auth
Joseph M. Balestrino
David A. Briggs
Jonathan C. Conley
Deborah A. Cunningham
Michael P. Donnelly
Linda A. Duessel
Mark E. Durbiano
James E. Grefenstette
Jeffrey A. Kozemchak
Sandra L. McInerney
Susan M. Nason
Mary Jo Ochson
Robert J. Ostrowski
Bernard A. Picchi
Peter Vutz

Vice Presidents:	Todd A. Abraham
J. Scott Albrecht
Arthur J. Barry
Randall S. Bauer
G. Andrew Bonnewell
Micheal W. Casey
Robert E. Cauley
Alexandre de Bethmann
B. Anthony Delserone, Jr.
Donald T. Ellenberger
Eamonn G. Folan
Kathleen M. Foody-Malus
Thomas M. Franks
Marc Halperin
John W. Harris
Patricia L. Heagy
Susan R. Hill
William R. Jamison
Constantine J. Kartsonas
Robert M. Kowit
Richard J. Lazarchic
Steven J. Lehman
Marian R. Marinack
Christopher Matyszewski
Jeffrey A. Petro
	Vice Presidents	Keith J. Sabol Frank Semack Aash M. Shah Michael W. Sirianni, Jr. Christopher Smith Edward J. Tiedge Leonardo A. Vila Paige M. Wilhelm Lori A. Wolff George B. Wright
Assistant Vice Presidents:	Catherine A. Arendas
Nancy J. Belz
James R. Crea, Jr.
Karol M. Krummie
Lee R. Cunningham, II
Fred B. Crutchfield
James H. Davis, II
Paul S. Drotch
Salvatore A. Esposito
Gary E. Falwell
John T. Gentry
Nikola A. Ivanov
Nathan H. Kehm
John C. Kerber
Ted T. Lietz, Sr.
Monica Lugani
Grant K. McKay
Natalie F. Metz
Thomas Mitchell
Joseph M. Natoli
Bob Nolte
Mary Kay Pavuk
John Quartarolo
Rae Ann Rice
Roberto Sanchez-Dahl, Sr.
Sarath Sathkumara
James W. Schaub
John Sidawi
Diane R. Startari
Diane Tolby
Timothy G. Trebilcock
Michael R. Tucker
Steven J. Wagner

	Secretary:	G. Andrew Bonnewell
	Treasurer:	Thomas R. Donahue
	Assistant Secretaries:	C. Grant Anderson Karen M. Brownlee Leslie K. Ross
	Assistant Treasurer:	Denis McAuley, III
The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.
Item 27.	Principal Underwriters:
(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds, Inc.
(b) (1) Name and Principal Business Address	(2) Positions and Offices With Distributor	(3) Positions and Offices With Registrant
Richard B. Fisher Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Chairman, Federated Securities Corp.	President
Arthur L. Cherry Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Director, Federated Securities Corp.	--
John B. Fisher Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	President-Institutional Sales and Director, Federated Securities Corp.	--
Thomas R. Donahue Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Director, Executive Vice Vice President and Assistant Secretary, Federated Securities Corp.	--
James F. Getz Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	President-Broker/Dealer and Director, Federated Securities Corp.	--
David M. Taylor Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Executive Vice President, Federated Securities Corp.	--
Mark W. Bloss Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Richard W. Boyd Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Laura M. Deger Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Theodore Fadool, Jr. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Bryant R. Fisher Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Christopher T. Fives Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
James S. Hamilton Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
James M. Heaton Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Keith Nixon 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Solon A. Person, IV Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Ronald M. Petnuch Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Timothy C. Pillion Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Thomas E. Territ Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
John M. Albert Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Ernest G. Anderson Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Teresa M. Antoszyk Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
John B. Bohnet Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Jane E. Broeren-Lambesis Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Matthew W. Brown Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
David J. Callahan Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Mark Carroll Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Steven R. Cohen Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Mary J. Combs Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
R. Edmond Connell, Jr. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Kevin J. Crenny Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Daniel T. Culbertson Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
G. Michael Cullen Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Marc C. Danile Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Robert J. Deuberry Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
William C. Doyle Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Mark D. Fisher Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Mark A. Gessner Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Joseph D. Gibbons Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
John K. Goettlicher Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
G. Tad Gullickson Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Dayna C. Haferkamp Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Anthony J. Harper Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Bruce E. Hastings Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Charlene H. Jennings Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
H. Joseph Kennedy Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Michael W. Koenig Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Dennis M. Laffey Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Christopher A. Layton Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Michael H. Liss Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Michael R. Manning Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Amy Michalisyn Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Mark J. Miehl Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Richard C. Mihm Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Alec H. Neilly Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Thomas A. Peter III Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Robert F. Phillips Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Richard A. Recker Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Eugene B. Reed Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Paul V. Riordan Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
John Rogers Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Brian S. Ronayne Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Thomas S. Schinabeck Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Edward J. Segura Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Edward L. Smith Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
David W. Spears Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
John A. Staley Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Colin B. Starks Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Jeffrey A. Stewart Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
William C. Tustin Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Paul A. Uhlman Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Richard B. Watts Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Edward J. Wojnarowski Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Michael P. Wolff Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Robert W. Bauman Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Edward R. Bozek Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Beth C. Dell Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Donald C. Edwards Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
John T. Glickson Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Ernest L. Linane Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Renee L. Martin Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Kirk A. Montgomery Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Secretary, Federated Securities Corp.	--
Denis McAuley, III Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Treasurer, Federated Securities Corp.	--
Timothy S. Johnson Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Secretary, Federated Securities Corp.	--
Victor R. Siclari Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Secretary, Federated Securities Corp.	--
(c)	Not applicable

Item 28.	Location of Accounts and Records:
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant	Federated Investors Towe Pittsburgh, PA 15222-3779 (Notices should be sent to the Agent for Service at the above address) Federated Investors Funds 5800 Corporate Drive Pittsburgh, PA 15237-7000
Federated Shareholder Services Company ("Transfer Agent, Dividend Disbursing Agent and Portfolio Recordkeeper")	P.O. Box 8600 Boston, MA 02266-8600
Federated Services Company ("Administrator")	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Investment Management Company ("Adviser")	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
State Street Bank and Trust Company ("Custodian")	P.O. Box 8600 Boston, MA 02266-8600

Item 29.	Management Services: Not applicable.
Item 30.	Undertakings:

Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, CASH TRUST SERIES II certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 24th day of July, 2000.

          CASH TRUST SERIES II
          BY: /s/ Leslie K. Ross
          Leslie K. Ross, Assistant Secretary
          Attorney in Fact for John F. Donahue
          July 24, 2000

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
By: /s/ Leslie K. Ross Leslie K. Ross ASSISTANT SECRETARY	Attorney In Fact For the Persons Listed Below	July 24, 2000
NAME	TITLE
John F. Donahue*	Chairman and Trustee (Chief Executive Officer)
Richard B. Fischer*	President
William D. Dawson, III*	Chief Investment Officer
J. Christopher Donahue*	Executive Vice President and Trustee
Richard J. Thomas*	Treasurer (Principal Financial and Accounting Officer)
Thomas G. Bigley*	Trustee
John T. Conroy, Jr.*	Trustee
Nicholas P. Constantakis*	Trustee
John F. Cunningham*	Trustee
Lawrence D. Ellis, M.D.*	Trustee
Peter E. Madden*	Trustee
Charles F. Mansfield, Jr.*	Trustee
John E. Murray, Jr., J.D., S.J.D.*	Trustee
Marjorie P. Smuts*	Trustee
John S. Walsh*	Trustee
* By Power of Attorney